SCHEDULE OF SOURCES OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Standardized measure of discounted future net cash flows at the beginning of the year	$ 5,579,842	$ 10,120,562	$ 14,513,446
Extensions, discoveries and improved recovery, less related costs	500,000	500,000	500,000
Revisions of previous quantity estimates	(14,979,996)	6,073,161	(3,431,073)
Changes in estimated future development costs	4,046,951	811,043	752,299
Purchases (sales) of minerals in place
Net changes in prices and production costs	19,129,705	(21,967,808)	(4,090,493)
Accretion of discount	638,201	2,377,063	1,384,269
Sales of oil and gas produced, net of production costs	(4,328,719)	(2,536,006)	(2,166,491)
Development costs incurred during the period	2,724,238	201,946	245,202
Change in timing of estimated future production and other
Net change in income taxes	(5,712,990)	9,999,882	2,413,403
Standardized measure of discounted future net cash flows at the end of the year	$ 7,597,232	$ 5,579,842	$ 10,120,562